Stock-based and Deferred Compensation Plans (Stock Options) (Details) (USD $)	0 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended			12 Months Ended		12 Months Ended
	Aug. 13, 2012	Mar. 31, 2013	Mar. 31, 2012	Aug. 07, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Aug. 13, 2012 Accelerated Non-cash stock Compensation Expense for Vested Equity Awards	Mar. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Sep. 30, 2011 Stock options Chief Executive Officer	Jul. 02, 2011 Stock options Chief Executive Officer	Mar. 31, 2010 Replacement Stock Options	Dec. 31, 2012 Equity Plan 2007 Stock options	Jul. 02, 2011 Equity Plan 2007 Stock options Chief Executive Officer	Dec. 31, 2012 Equity Plan 2012 Stock options	Dec. 31, 2012 Equity Plan 2012 Stock options Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding										12,379,000	11,943,000							550,000
Granted (shares)										1,282,000	872,000
Exercised (shares)										(1,212,000)	(136,000)
Forfeited or expired (shares)										(243,000)	(300,000)
Outstanding										12,206,000	12,379,000	11,943,000						550,000
Exercisable		6,200,000			7,300,000						7,293,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding (per share)		$ 7.99	$ 7.50	$ 7.50	$ 7.50
Granted (per share)					$ 14.23
Exercised (per share)					$ 6.50
Forfeited or expired (per share)					$ 7.20
Outstanding (per share)					$ 7.99	$ 7.50
Exercisable (per share)					$ 7.41
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding intrinsic value					$ 94,710,000	$ 53,989,000
Exercisable intrinsic value					60,026,000
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term					6 years 8 months 12 days	7 years 6 months
Share-based compensation arrangement by share-based payment award, options, exercisable, weighted average remaining contractual term					6 years
Share-based compensation arrangement by share-based payment award, options, exercises in period, total intrinsic value				0	500,000	0	0
Proceeds from stock options exercised		10,639,000	0		884,000	0	0
Employee service share-based compensation, tax benefit realized from exercise of stock options					0
Weighted-average grant date fair value		$ 8.47	$ 6.87		$ 6.93	$ 6.02	$ 3.18
Weighted-average risk-free interest rates		1.09%	1.15%		1.11%	2.09%	1.95%
Dividend yield		0.00%	0.00%		0.00%	0.00%	0.00%
Expected term		6 years 3 months	6 years 6 months		6 years 6 months	6 years 6 months	6 years 6 months
Weighted-average volatility		48.60%	55.50%		48.60%	54.80%	73.90%
Share-based compensation arrangement by share-based payment award, annual award vesting percentage																	20.00%		25.00%
Vesting period														5 years			5 years		4 years
Compensation expense		4,400,000	700,000						16,000,000		20,100,000	2,200,000	1,100,000
Comparing volume-weighted average trading price of Company’s common stock to specified performance targets, period	6 months
Share-based compensation arrangement by share-based payment award, options, exercisable, exercise price								$ 10.00							$ 10.03	$ 6.50
Exercisable life																				10 years
Adjustments to additional paid in capital, income tax benefit from share-based compensation					0	0	0
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value					66,500,000	3,700,000	2,200,000
Share-based compensation arrangement by share-based payment award, options, vested in prior period except for call option, fair value					39,300,000
Employee service share-based compensation, allocation of recognized period costs, capitalized amount					0	0	0
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options											$ 22,600,000
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition											2 years 9 months 17 days